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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended September 30, 2009. These series have June 30 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $534,118)	$529,157	$536,832

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.8%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	656,532	677,480
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	102,677	113,420
Ser. 1989-96, Class H, 9.00%, 12/25/2019	37,440	42,496
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	91,058	100,406
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	730,606	800,459
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	416,312	454,305
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,306,041	1,458,085
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,468,071	1,607,469
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	753,987	826,321
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	741,712	828,085
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,815,658	1,995,753
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	17,394,845	113,397

		9,017,676

FLOATING-RATE 8.1%
FAMC, Ser. 2000-A, Class A, 4.58%, 12/15/2039	3,626,373	3,636,745
FHLMC:
Ser. 1671, Class QA, 2.42%, 02/15/2024	590,190	592,488
Ser. 1686, Class FE, 2.57%, 02/15/2024	57,056	57,047
Ser. 1730, Class FA, 2.88%, 05/15/2024	963,050	962,583
Ser. 2315, Class FW, 0.79%, 04/15/2027	553,347	557,835
Ser. 2391, Class EF, 0.74%, 06/15/2031	609,533	604,367
Ser. 2454, Class SL, IO, 7.76%, 03/15/2032	1,502,680	194,098
Ser. 2461, Class FI, 0.74%, 04/15/2028	812,609	803,555
Ser. 2464, Class FE, 1.24%, 03/15/2032	979,409	998,037
Ser. 2466, Class FV, 0.79%, 03/15/2032	1,205,114	1,194,028
Ser. 2527, Class SX, IO, 7.31%, 02/15/2032	2,341,561	125,247
Ser. 3153, Class EM, IIFRN, 38.08%, 01/15/2034	411,677	437,580
Ser. 3190, Class SN, IIFRN, 83.29%, 03/15/2032	572,009	775,197
Ser. T-66, Class 2A1, 3.83%, 01/25/2036	15,686,757	15,491,584
Ser. T-67, Class 1A1C, 3.89%, 03/25/2036	39,112,082	39,283,573
Ser. T-67, Class 2A1C, 3.86%, 03/25/2036	24,641,842	24,912,926
FNMA:
Ser. 1992-039, Class FA, 3.07%, 03/25/2022	627,932	628,890
Ser. 1992-045, Class F, 3.07%, 04/25/2022	127,030	127,578
Ser. 1993-113, Class FA, 2.81%, 07/25/2023	546,938	539,570
Ser. 1994-14, Class F, 3.07%, 10/25/2023	1,139,068	1,139,646
Ser. 1998-T2, Class A5, 4.14%, 01/25/2032	3,116,767	3,016,821
Ser. 2001-62, Class FK, 0.75%, 07/25/2028	13,484	13,480
Ser. 2001-63, Class FD, 0.84%, 12/18/2031	869,983	870,209
Ser. 2001-81, Class F, 0.80%, 01/25/2032	600,107	594,839
Ser. 2002-05, Class FD, 1.15%, 02/25/2032	1,135,892	1,152,386
Ser. 2003-011, Class FE, 0.75%, 12/25/2033	945,953	940,361
Ser. G92-06, Class F, 3.09%, 08/25/2021	68,648	69,898
Ser. G92-20, Class FB, 3.07%, 04/25/2022	624,935	624,247
Ser. G93-19, Class FD, 2.81%, 04/25/2023	1,706,164	1,756,472
GNMA, Ser. 2004-41, Class SE, IO, 6.95%, 05/20/2030	5,189,112	199,041

		102,300,328

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $114,081,141)		111,318,004

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 71.8%
FIXED-RATE 1.7%
FHLMC:
6.50%, 04/01/2018	$514,686	$553,458
7.00%, 11/01/2012-09/01/2035	998,291	1,069,539
7.50%, 01/01/2016-06/01/2016	211,941	227,816
8.50%, 05/01/2020-09/01/2022	445,118	507,849
9.75%, 03/01/2016	21	21
FNMA:
6.50%, 08/01/2028-05/01/2031	2,459,357	2,643,154
7.00%, 11/01/2014-11/01/2033	2,400,514	2,619,005
7.06%, 11/01/2024-01/01/2027	443,838	489,633
7.50%, 02/01/2016-08/01/2033	4,030,483	4,423,103
8.00%, 12/01/2026-05/01/2033	977,204	1,093,211
8.50%, 04/01/2026-06/01/2030	348,757	393,549
9.00%, 05/01/2021-09/01/2030	281,799	317,753
9.50%, 08/01/2021-12/01/2024	223,615	246,546
10.00%, 01/01/2021	64,140	71,709
10.50%, 04/01/2019-11/01/2019	24,287	26,046
11.00%, 01/01/2016-01/01/2018	18,136	19,061
12.50%, 07/15/2015	29,485	32,292
GNMA:
6.45%, 04/20/2025-09/20/2025	317,187	342,403
6.50%, 06/20/2034-08/20/2034	4,720,993	5,036,857
6.75%, 02/15/2029	154,960	169,908
7.00%, 07/20/2034	273,211	295,631
7.25%, 07/15/2017-05/15/2018	785,933	849,313
9.00%, 05/15/2016-02/20/2025	328,253	364,019

		21,791,876

FLOATING-RATE 70.1%
FHLB:
3.58%, 08/01/2033	6,038,986	6,102,582
3.64%, 07/01/2034	3,252,534	3,311,148
3.68%, 06/01/2032-12/01/2034	12,215,896	12,536,556
3.72%, 05/01/2034	6,574,822	6,723,622
3.80%, 08/01/2035	679,550	705,195
3.98%, 06/01/2035	9,711,609	10,036,827
4.02%, 05/01/2033	692,315	713,200
4.34%, 06/01/2026	3,486,917	3,564,771
4.35%, 06/01/2029	4,508,446	4,630,769
5.45%, 06/01/2035	5,101,097	5,362,008
FHLMC:
2.625%, 12/01/2017-05/01/2019	172,802	171,672
2.63%, 01/01/2030-07/01/2030	353,819	349,999
2.68%, 07/01/2029	55,138	54,188
2.71%, 10/01/2030	56,030	56,322
3.01%, 07/01/2030	42,111	42,138
3.08%, 09/01/2016-03/01/2019	319,497	318,664
3.10%, 05/01/2032	97,876	99,507
3.26%, 10/01/2033	603,593	612,453
3.32%, 10/01/2035	11,286,667	11,528,624
3.33%, 08/01/2018	10,781	10,742
3.38%, 07/01/2027	1,577,073	1,611,572
3.46%, 07/01/2031	758,729	786,590
3.48%, 07/01/2029	157,615	164,159
3.57%, 02/01/2030	123,596	128,852
3.59%, 06/01/2030	256,857	267,452
3.61%, 11/01/2029	255,530	264,335

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.62%, 01/01/2026	$36,969	$36,667
3.69%, 02/01/2034	9,732,246	9,887,658
3.77%, 08/01/2018	8,060	8,004
3.79%, 08/01/2027	17,382	17,793
3.80%, 09/01/2032	7,298,922	7,545,845
3.81%, 01/01/2030	77,899	79,943
3.88%, 03/01/2032	34,819	36,660
3.90%, 11/01/2018	33,328	33,635
3.92%, 12/01/2032	9,702,916	9,969,204
3.94%, 10/01/2018-09/01/2030	31,425,263	32,230,095
3.95%, 10/01/2030	6,400,435	6,610,753
3.96%, 03/01/2018-10/01/2029	469,224	479,682
3.97%, 11/01/2027-06/01/2030	2,275,898	2,334,480
3.99%, 01/01/2022-01/01/2028	86,689	88,399
4.00%, 06/01/2030	1,064,917	1,095,927
4.03%, 12/01/2018	77,977	79,309
4.04%, 10/01/2033	6,146,784	6,352,271
4.05%, 04/01/2034	10,492,786	10,765,336
4.07%, 05/01/2025	326,042	333,143
4.08%, 06/01/2024	70,353	70,611
4.13%, 01/01/2028	75,582	76,584
4.16%, 08/01/2030-10/01/2037	15,422,213	16,012,659
4.18%, 04/01/2019	49,970	50,033
4.23%, 11/01/2026-05/01/2028	1,651,529	1,704,036
4.24%, 03/01/2025	10,686,816	10,895,583
4.26%, 07/01/2019-08/01/2029	258,400	267,225
4.27%, 07/01/2017	200,175	202,215
4.29%, 02/01/2024	53,043	54,025
4.30%, 01/01/2029	50,981	52,187
4.34%, 01/01/2023	99,856	104,851
4.35%, 10/01/2025	61,583	63,337
4.36%, 11/01/2029	682,931	703,576
4.37%, 06/01/2025-06/01/2028	884,380	914,097
4.375%, 08/01/2019-10/01/2019	90,979	92,843
4.41%, 08/01/2029	55,871	57,541
4.42%, 02/01/2035	5,791,618	5,943,020
4.43%, 10/01/2025	285,970	293,914
4.45%, 07/01/2018-05/01/2023	755,717	758,142
4.47%, 04/01/2020	140,735	143,075
4.57%, 10/01/2024	537,977	556,865
4.59%, 06/01/2019	301,008	306,509
4.62%, 05/01/2028	769,775	798,895
4.74%, 02/01/2018-06/01/2019	664,795	671,102
4.82%, 09/01/2016	305,527	309,731
4.85%, 01/01/2024	147,741	151,726
4.86%, 06/01/2022	6,056	6,063
4.88%, 06/01/2021-02/01/2036	18,838,252	19,721,481
4.90%, 12/01/2018	96,298	97,886
4.92%, 07/01/2028	203,669	211,205
5.00%, 05/01/2020	1,710	1,761
5.01%, 10/01/2032	1,701,083	1,740,895
5.05%, 12/01/2035	10,197,641	10,543,442
5.12%, 02/01/2027-11/01/2032	737,625	756,926
5.14%, 04/01/2023	409,718	428,204
5.27%, 05/01/2020	4,060	4,151

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.28%, 03/01/2025	$219,387	$224,356
5.31%, 02/01/2029-05/01/2032	1,168,556	1,200,540
5.35%, 12/01/2017	115,823	119,440
5.42%, 03/01/2020	6,544	6,934
5.49%, 04/01/2037	6,765,713	7,121,373
5.55%, 10/01/2029	260,828	264,018
5.56%, 09/01/2030	220,294	223,348
5.60%, 11/01/2029	488,014	508,481
5.63%, 06/01/2033	2,679,344	2,824,368
5.76%, 06/01/2020	4,551	4,667
5.79%, 01/01/2036	10,227,806	10,674,248
5.96%, 09/01/2031	774,351	803,135
6.04%, 05/01/2031	396,977	408,264
6.10%, 08/01/2029	756,129	760,145
6.49%, 01/01/2019	2,678	2,698
6.59%, 02/01/2021	86,018	89,029
6.60%, 04/01/2032	234,701	242,262
6.92%, 01/01/2017	7,543	7,717
7.02%, 04/01/2029	572,961	608,068
7.22%, 08/01/2027	98,039	102,708
FNMA:
1.05%, 04/01/2034	158,725	157,419
1.84%, 05/01/2029	573,501	588,028
2.26%, 04/01/2033	1,696,194	1,699,342
2.30%, 12/01/2030	389,914	384,716
2.33%, 04/01/2033	2,065,747	2,069,636
2.49%, 03/01/2015	71,863	72,635
2.57%, 08/01/2031-09/01/2031	1,023,381	1,047,698
2.66%, 08/01/2032	203,202	206,888
2.68%, 08/01/2031	433,627	442,104
2.70%, 01/01/2032-09/01/2032	765,103	776,307
2.72%, 05/01/2017-04/01/2018	2,955,685	2,969,854
2.73%, 08/01/2017-04/01/2042	7,781,510	7,769,359
2.75%, 07/01/2018	9,434	9,573
2.77%, 07/01/2032	305,030	311,750
2.80%, 06/01/2020	1,128,319	1,141,585
2.82%, 08/01/2031	131,578	134,414
2.85%, 10/01/2017-11/01/2023	1,523,949	1,527,886
2.86%, 01/01/2038	2,273,375	2,264,347
2.87%, 01/01/2035	2,710,425	2,713,548
2.875%, 07/01/2017-03/01/2030	126,476	126,596
2.88%, 07/01/2020-12/01/2031	4,723,447	4,756,074
2.89%, 10/01/2035-01/01/2036	92,717,750	94,884,042
2.90%, 12/01/2035	51,152,651	52,665,114
2.91%, 09/01/2031	989,252	1,008,285
2.92%, 07/01/2028	498	516
2.95%, 07/01/2035	7,415,377	7,490,613
2.96%, 06/01/2032	212,202	217,744
2.97%, 04/01/2019-09/01/2033	332,225	337,534
2.99%, 08/01/2033	729,156	743,850
3.00%, 10/01/2018-02/01/2020	802,015	805,350
3.01%, 01/01/2021	11,480	11,557
3.02%, 08/01/2032	324,341	328,065
3.03%, 10/01/2018-11/01/2024	419,813	423,347
3.04%, 04/01/2028	58,851	60,217

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.06%, 12/01/2020-01/01/2036	$952,320	$974,387
3.07%, 05/01/2022-12/01/2040	26,133,699	26,726,130
3.08%, 09/01/2017-04/01/2021	4,784,732	4,824,799
3.10%, 07/01/2030-08/01/2035	7,262,890	7,415,518
3.11%, 06/01/2034	9,631,156	9,935,982
3.125%, 07/01/2017	20,064	20,123
3.17%, 04/01/2018-03/01/2028	1,398,213	1,443,344
3.19%, 04/01/2030	96,777	97,952
3.21%, 08/01/2032	240,675	248,761
3.22%, 09/01/2032	277,990	283,075
3.23%, 07/01/2018-08/01/2036	18,396,638	18,971,408
3.24%, 12/01/2025-04/01/2030	181,423	187,639
3.25%, 01/01/2017-09/01/2033	282,323	287,239
3.26%, 12/01/2031-03/01/2033	2,041,604	2,083,602
3.28%, 01/01/2036	400,810	409,584
3.29%, 12/01/2030-03/01/2032	179,090	181,210
3.31%, 09/01/2026	292,290	303,009
3.32%, 06/01/2027-09/01/2030	713,564	732,570
3.33%, 11/01/2017	280,500	281,370
3.34%, 11/01/2018-04/01/2030	513,399	524,208
3.35%, 12/01/2017-09/01/2030	428,294	436,645
3.375%, 06/01/2025	13,059	13,371
3.39%, 04/01/2036-08/01/2040	4,041,748	4,129,126
3.40%, 05/01/2018	504,180	511,167
3.41%, 10/01/2031	643,803	659,067
3.42%, 07/01/2025-12/01/2033	3,940,709	4,029,086
3.43%, 08/01/2025	117,603	120,803
3.44%, 02/01/2033	281,120	286,363
3.45%, 04/01/2028	815,455	846,360
3.47%, 02/01/2033	201,997	205,878
3.48%, 07/01/2048	12,250,398	12,609,947
3.49%, 01/01/2032	47,343	47,606
3.50%, 07/01/2038	3,893,339	3,984,328
3.54%, 02/01/2032	5,705,301	5,802,681
3.56%, 06/01/2017	67,497	68,251
3.57%, 04/01/2034	10,559,133	10,837,103
3.59%, 02/01/2035	14,227,766	14,638,913
3.60%, 06/01/2021-07/01/2038	8,839,253	9,044,631
3.61%, 12/01/2021-07/01/2048	19,306,076	20,014,462
3.62%, 02/01/2035	4,889,824	4,981,660
3.625%, 08/01/2017	4,153	4,144
3.63%, 03/01/2027	273,229	281,312
3.64%, 01/01/2018	2,319,230	2,316,173
3.68%, 07/01/2020	617,172	621,142
3.69%, 07/01/2027-01/01/2032	1,028,630	1,054,542
3.70%, 06/01/2031	395,290	410,256
3.72%, 06/01/2019-07/01/2028	648,747	680,623
3.74%, 05/01/2027-05/01/2028	338,095	341,473
3.75%, 06/01/2017-03/01/2033	6,961,187	7,170,576
3.76%, 10/01/2017-02/01/2033	2,461,728	2,554,009
3.77%, 11/01/2022	580,841	594,909
3.78%, 07/01/2024-06/01/2030	1,040,030	1,074,822
3.82%, 10/01/2025-01/01/2033	824,924	836,336
3.83%, 05/01/2032	462,743	477,323
3.84%, 03/01/2031	134,672	137,755

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.85%, 09/01/2033	$74,028	$74,643
3.87%, 10/01/2029-06/01/2033	2,000,415	2,064,324
3.90%, 06/01/2024-02/01/2035	20,870,998	21,754,254
3.91%, 07/01/2028-06/01/2032	794,067	823,175
3.94%, 01/01/2021	1,681,666	1,712,844
3.95%, 06/01/2022-05/01/2035	8,525,202	8,790,091
3.96%, 11/01/2035	34,854,771	36,468,896
3.97%, 09/01/2028	147,431	149,057
3.99%, 04/01/2033-10/01/2034	2,514,357	2,563,080
4.00%, 05/01/2017-09/01/2021	649,553	661,971
4.02%, 04/01/2024	120,257	123,535
4.03%, 04/01/2018-01/01/2033	718,106	739,901
4.07%, 07/01/2021	658,772	670,636
4.08%, 04/01/2024-07/01/2038	3,213,482	3,254,373
4.10%, 10/01/2017-06/01/2018	27,583	27,803
4.11%, 09/01/2018	51,942	51,868
4.12%, 10/01/2024	50,763	51,727
4.125%, 07/01/2015-03/01/2030	1,007,422	1,034,875
4.13%, 09/01/2019	122,847	125,053
4.14%, 06/01/2016	386,576	389,812
4.15%, 12/01/2016-05/01/2032	1,124,865	1,145,688
4.16%, 02/01/2018-03/01/2035	11,100,044	11,527,489
4.17%, 08/01/2018-01/01/2033	294,621	296,815
4.18%, 05/01/2019-11/01/2039	315,567	320,706
4.20%, 12/01/2023	50,664	51,899
4.24%, 10/01/2024-06/01/2034	1,649,863	1,696,406
4.25%, 06/01/2018-05/01/2028	934,274	946,297
4.26%, 08/01/2017-01/01/2031	169,707	173,187
4.28%, 02/01/2035	11,591,912	11,862,398
4.29%, 10/01/2034	3,840,365	3,928,736
4.32%, 05/01/2025	233,086	240,001
4.33%, 01/01/2019-09/01/2033	510,070	515,802
4.34%, 01/01/2028	19,995	20,215
4.35%, 06/01/2027	5,933	6,063
4.375%, 07/01/2017-01/01/2027	61,482	62,679
4.40%, 10/01/2024-11/01/2027	87,956	88,395
4.41%, 09/01/2033-02/01/2035	6,841,678	7,027,564
4.43%, 12/01/2024-04/01/2033	2,193,785	2,271,752
4.45%, 11/01/2031	54,005	56,311
4.46%, 07/01/2033	168,573	171,799
4.47%, 10/01/2024-08/01/2031	996,189	1,021,726
4.48%, 09/01/2033-10/01/2034	5,055,939	5,149,140
4.50%, 09/01/2016-08/01/2033	543,210	559,484
4.57%, 06/01/2032	66,945	68,108
4.58%, 04/01/2024-03/01/2032	1,001,504	1,023,823
4.59%, 06/01/2040	2,000,444	2,042,573
4.60%, 02/01/2019-06/01/2032	1,029,826	1,051,283
4.61%, 12/01/2036	383,345	391,280
4.62%, 09/01/2032	3,033,465	3,138,605
4.63%, 11/01/2028	627,794	638,605
4.64%, 11/01/2024-05/01/2034	2,376,154	2,463,793
4.65%, 03/01/2014-07/01/2039	5,058,904	5,265,794
4.70%, 10/01/2017-04/01/2040	718,271	745,754
4.71%, 07/01/2019-10/01/2032	2,496,880	2,509,069
4.73%, 04/01/2033	1,266,709	1,304,066

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.74%, 12/01/2024	$131,509	$135,527
4.75%, 12/01/2016	2,900	2,964
4.78%, 01/01/2029	101,234	103,047
4.79%, 02/01/2029	5,077,474	5,230,733
4.81%, 01/01/2018	2,514	2,640
4.82%, 06/01/2023	1,147	1,178
4.83%, 06/01/2032-01/01/2033	1,404,626	1,434,930
4.85%, 02/01/2028	61,416	62,424
4.86%, 06/01/2019-04/01/2040	5,780,984	6,053,483
4.88%, 05/01/2017-02/01/2029	573,953	586,837
4.89%, 01/01/2033	245,775	250,423
4.90%, 11/01/2027-04/01/2032	306,139	315,004
4.93%, 09/01/2032	15,111,055	15,733,391
4.94%, 12/01/2050	462,632	486,527
4.96%, 01/01/2019	1,759,336	1,751,443
4.98%, 03/01/2017	25,943	25,988
5.00%, 03/01/2023	28,647	28,945
5.02%, 04/01/2018	1,012,231	1,035,817
5.03%, 09/01/2019	22,919	22,993
5.05%, 12/01/2032-06/01/2033	744,730	782,328
5.10%, 08/01/2026	2,366,063	2,463,640
5.12%, 10/01/2029	408,922	426,358
5.125%, 10/01/2016-10/01/2029	906,400	934,626
5.13%, 09/01/2017-09/01/2028	44,469	46,015
5.15%, 07/01/2017	142,273	146,201
5.16%, 06/01/2028	96,896	97,751
5.23%, 04/01/2032-04/01/2034	4,893,829	5,154,858
5.26%, 11/01/2017	232	234
5.29%, 05/01/2018-11/01/2032	531,656	547,168
5.30%, 01/01/2018-01/01/2025	96,435	97,810
5.31%, 11/01/2031	299,364	306,014
5.33%, 06/01/2019	30,946	31,691
5.37%, 09/01/2018-02/01/2036	11,062,697	11,583,281
5.38%, 11/01/2014	14,287	14,326
5.41%, 08/01/2031	101,493	102,454
5.48%, 12/01/2039	541,735	553,091
5.49%, 05/01/2018-01/01/2019	385,565	396,108
5.55%, 12/01/2022	25,200	25,774
5.56%, 04/01/2018	116	125
5.57%, 09/01/2031	538,929	550,662
5.58%, 06/01/2033	447,916	446,895
5.67%, 02/01/2033	114,371	117,814
5.69%, 05/01/2017	4,256	4,376
5.70%, 03/01/2032	84,501	88,000
5.71%, 06/01/2024	178,422	181,487
5.73%, 01/01/2017	3,916	4,108
5.80%, 02/01/2034	524,795	545,459
5.84%, 06/01/2019	13,350	13,723
5.85%, 03/01/2014	38,064	39,036
5.92%, 04/01/2032	124,320	129,559
5.95%, 10/01/2025	19,558	19,934
6.00%, 02/01/2017-11/01/2021	50,972	52,567
6.04%, 05/01/2019	7,213	7,354
6.05%, 09/01/2023	55,961	57,447
6.08%, 01/01/2023	52,886	54,604

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.16%, 03/01/2030	$79,170	$79,630
6.36%, 04/01/2019	4,071	4,142
6.37%, 11/01/2023	10,545	10,809
6.49%, 04/01/2020	30,937	31,627
6.54%, 06/01/2028	174,304	183,033
6.69%, 10/01/2018	355	391
6.72%, 03/01/2023	8,415	8,912
6.73%, 06/01/2022	6,932	7,217
6.85%, 06/01/2025	52,258	53,810
6.95%, 05/01/2025	1,700	1,782
6.99%, 06/01/2032	173,440	179,861
7.01%, 10/01/2032	49,189	50,064
7.10%, 03/01/2015	34,987	35,838
7.25%, 10/01/2021	29,263	30,371
7.34%, 11/01/2019	704	713
7.50%, 07/01/2010	841,614	859,596
7.625%, 03/01/2024	4,239	4,300
7.75%, 02/01/2024-01/01/2026	3,540	3,699
7.97%, 06/01/2024	348	357
8.375%, 12/01/2024	3,365	3,425
8.57%, 02/01/2032	170,189	194,338
9.10%, 10/01/2024	3,324	3,397
GNMA:
4.00%, 01/20/2030-12/20/2032	385,659	390,588
4.125%, 08/20/2017-11/20/2032	17,937,859	18,284,585
4.375%, 02/20/2016-01/20/2028	11,270,705	11,535,555
4.50%, 01/20/2016-03/20/2033	2,749,004	2,837,894
4.625%, 07/20/2016-09/20/2027	6,285,920	6,387,897
4.875%, 01/20/2022	7,584	7,768
5.00%, 08/20/2015-10/20/2015	55,044	56,856
5.125%, 07/20/2022	17,462	17,799

		888,870,341

Total Agency Mortgage-Backed Pass Through Securities (cost $909,652,261)		910,662,217

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.5%
FIXED-RATE 1.8%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	197,285	210,615
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	10,167,430	11,172,387
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	733,090	818,304
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,266,090	1,387,366
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	671,930	739,667
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	7,569,292	8,298,710

		22,627,049

FLOATING-RATE 8.7%
FHLMC, Ser. T-54, Class 4A, 5.08%, 02/25/2043	3,796,775	3,728,817
FNMA:
Ser. 2001-T12, Class A4, 5.12%, 08/25/2041	14,877,081	15,097,052
Ser. 2002-66, Class A3, 4.93%, 04/25/2042	19,218,635	19,646,441
Ser. 2002-D12, Class A5, 5.09%, 10/25/2041	3,816,554	3,926,882
Ser. 2002-W04, Class A6, 5.17%, 02/25/2027	5,591,768	5,663,136
Ser. 2003-07, Class A2, 4.53%, 05/25/2042	2,470,559	2,322,212
Ser. 2003-63, Class A8, 4.58%, 01/25/2043	3,306,403	3,377,954
Ser. 2003-W04, Class 5A, 5.18%, 10/25/2042	2,423,948	2,456,065
Ser. 2003-W08, Class 4A, 5.04%, 11/25/2042	1,256,816	1,266,203

8

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
Ser. 2003-W10, Class 2A, 5.07%, 06/25/2043	$4,973,336	$5,021,871
Ser. 2003-W18, Class 2A, 5.09%, 06/25/2043	29,052,254	29,670,957
Ser. 2004-T03, Class 2A, 5.14%, 08/25/2043	4,361,138	4,352,566
Ser. 2004-W12, Class 2A, 5.06%, 06/25/2044	13,370,311	13,670,655

		110,200,811

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $133,023,377)		132,827,860

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 1.14%, 12/01/2016 ☐ + (cost $4,687,500)	4,687,500	4,453,125

	Shares	Value

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	104,544,518	104,544,518

	Principal Amount	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 0.14%, 02/11/2010 ß ¶	$1,250,000	1,249,482

Total Short-Term Investments (cost $105,793,837)		105,794,000

Total Investments (cost $1,267,772,234) 99.7%		1,265,592,038
Other Assets and Liabilities 0.3%		3,541,458

Net Assets 100.0%		$1,269,133,496

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.
¶	All or a portion of this security has been segregated as collateral for swaps.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only

At September 30, 2009, the Fund had the following interest rate swap contract outstanding:

	Notional		Cash Flows Paid	Cash Flows Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain (Loss)

06/30/2011	$95,000,000	RBS	Fixed-1.488%	Floating-0.282%	$(598,500)

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,269,713,320. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,409,194 and $8,530,476, respectively, with a net unrealized depreciation of $4,121,282.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$1,155,344,913	$0	$1,155,344,913
Debt securities issued by foreign governments	0	0	4,453,125	4,453,125
Debt securities issued by
U.S. Treasury and
U.S. government agencies	1,249,482	0	0	1,249,482
Short-term investments	104,544,518	0	0	104,544,518

	$105,794,000	$1,155,344,913	$4,453,125	$1,265,592,038

As of September 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(598,500)	$0	$(598,500)
*	Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities
issued by
foreign
governments

Balance as of July 1, 2009	$4,453,125
Realized gains or losses	0
Change in unrealized gains or losses	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of September 30, 2009	$4,453,125

Change in unrealized gains or losses included in earnings relating to securities still held at September 30, 2009	$0

10

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
FIXED-RATE 10.6%
FHLMC:
6.90%, 12/01/2010	$1,215,000	$1,275,701
6.98%, 10/01/2020	2,910,613	3,188,722
7.30%, 12/01/2012	1,105,775	1,221,505
FNMA:
5.94%, 11/01/2011	41,222	43,486
6.29%, 02/01/2011	795,344	828,111
6.50%, 07/01/2011	1,388,397	1,478,195
7.66%, 05/01/2015	944,795	1,043,943

Total Agency Commercial Mortgage-Backed Securities (cost $9,154,880)		9,079,663

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 0.95%, 02/15/2027 (cost $11,351)	11,376	11,371

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FIXED-RATE 0.8%
FNMA, 6.50%, 07/01/2017	299,594	323,456
GNMA, 8.05%, 06/15/2019-10/15/2020	354,112	392,187

		715,643

FLOATING-RATE 0.0%
FNMA, 2.84%, 06/01/2017	4,415	4,413

Total Agency Mortgage-Backed Pass Through Securities (cost $677,254)		720,056

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.3%
FIXED-RATE 4.4%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-06, Class A5, 4.81%, 12/10/2042	3,020,000	2,944,185
Ser. 2007-02, Class A2, 5.63%, 04/10/2049	804,000	799,071

		3,743,256

FLOATING-RATE 3.9%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	600,000	382,029
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.45%, 07/15/2033 144A	4,145,000	2,955,106

		3,337,135

Total Commercial Mortgage-Backed Securities (cost $8,902,604)		7,080,391

CORPORATE BONDS 32.4%
CONSUMER DISCRETIONARY 5.7%
Automobiles 1.0%
DaimlerChrysler AG, 7.30%, 01/15/2012	745,000	804,128

Media 2.2%
Comcast Corp., 6.75%, 01/30/2011	750,000	797,811
Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	1,101,470

		1,899,281

Specialty Retail 2.5%
Home Depot, Inc., 5.40%, 03/01/2016	1,000,000	1,046,900
Lowe’s Companies, Inc., 5.40%, 10/15/2016	1,000,000	1,083,825

		2,130,725

CONSUMER STAPLES 2.5%
Beverages 1.3%
PepsiCo, Inc., 5.00%, 06/01/2018	1,000,000	1,072,357

Food Products 1.2%
Kraft Foods, Inc., 6.125%, 08/23/2018	1,000,000	1,062,514

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Hess Corp., 8.125%, 02/15/2019	$310,000	$373,052
Marathon Oil Corp., 6.00%, 10/01/2017	595,000	626,379
XTO Energy, Inc., 5.50%, 06/15/2018	595,000	615,086

		1,614,517

FINANCIALS 13.9%
Capital Markets 5.2%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	1,190,000	1,203,827
Eaton Vance Corp., 6.50%, 10/02/2017	500,000	540,858
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	750,000	792,789
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	750,000	800,392
Morgan Stanley:
5.625%, 01/09/2012	400,000	424,065
5.95%, 12/28/2017	700,000	713,853

		4,475,784

Commercial Banks 2.7%
Firstar Bank, 7.125%, 12/01/2009	95,000	95,988
National City Corp., 6.20%, 12/15/2011	1,300,000	1,388,894
SunTrust Banks, Inc., 5.25%, 11/05/2012	750,000	774,495

		2,259,377

Consumer Finance 2.8%
American Water Capital Corp., 6.09%, 10/15/2017	500,000	527,556
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	1,000,000	1,075,226
HSBC Finance Corp., 4.625%, 09/15/2010	750,000	769,497

		2,372,279

Diversified Financial Services 0.6%
Citigroup, Inc., 5.50%, 08/27/2012	500,000	515,330

Insurance 1.2%
MetLife, Inc., 5.00%, 06/15/2015	1,000,000	1,045,591

Real Estate Investment Trusts (REITs) 1.4%
BRE Properties, Inc., 5.50%, 03/15/2017	500,000	461,977
ERP Operating, LP, 5.75%, 06/15/2017	750,000	744,039

		1,206,016

HEALTH CARE 2.1%
Biotechnology 1.3%
Amgen, Inc., 5.85%, 06/01/2017	1,000,000	1,101,574

Health Care Providers & Services 0.8%
WellPoint, Inc., 5.875%, 06/15/2017	700,000	739,982

INDUSTRIALS 1.7%
Road & Rail 1.7%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	750,000	814,660
Union Pacific Corp., 6.125%, 01/15/2012	595,000	641,285

		1,455,945

INFORMATION TECHNOLOGY 1.0%
Computers & Peripherals 1.0%
Hewlett Packard Co., 6.125%, 03/01/2014	745,000	839,564

MATERIALS 0.7%
Chemicals 0.7%
Dow Chemical Co., 7.60%, 05/15/2014	565,000	625,643

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc., 5.875%, 01/17/2012	$750,000	$806,499

Wireless Telecommunication Services 1.0%
AT&T Wireless, 8.125%, 05/01/2012	750,000	856,262

UTILITIES 1.0%
Electric Utilities 1.0%
Carolina Power & Light Co., 6.50%, 07/15/2012	750,000	829,773

Total Corporate Bonds (cost $25,956,805)		27,713,141

OTHER 1.4%
FINANCIALS 1.4%
Commercial Banks 0.5%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	505,000	446,925

Diversified Financial Services 0.9%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	750,000	722,323

Total Other (cost $1,255,000)		1,169,248

U.S. TREASURY OBLIGATIONS 35.4%
U.S. Treasury Notes:
2.25%, 05/31/2014	23,305,000	23,383,305
3.125%, 05/15/2019	6,990,000	6,880,236

Total U.S. Treasury Obligations (cost $29,905,862)		30,263,541

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FLOATING-RATE 0.7%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.24%, 02/20/2021	76,566	60,052
Fund America Investors Corp., Ser. 1993-A, Class A5, 3.31%, 06/25/2023	260,282	246,295
Perpetual Savings Bank, Ser. 1990-1, Class 1, 5.35%, 04/01/2020	337,677	290,724

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $674,102)		597,071

YANKEE OBLIGATIONS – CORPORATE 5.4%
HEALTH CARE 2.3%
Health Care Equipment & Supplies 1.0%
Covidien, Ltd., 5.45%, 10/15/2012	775,000	844,339

Pharmaceuticals 1.3%
AstraZeneca plc, 5.40%, 09/15/2012	1,010,000	1,107,705

MATERIALS 2.2%
Metals & Mining 2.2%
ArcelorMittal SA, 5.375%, 06/01/2013	750,000	767,408
Rio Tinto plc, 5.875%, 07/15/2013	1,010,000	1,089,124

		1,856,532

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Vodafone Group plc, 7.75%, 02/15/2010	750,000	768,821

Total Yankee Obligations – Corporate (cost $4,288,361)		4,577,397

	Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø (cost $3,789,376)	3,789,376	3,789,376

Total Investments (cost $84,615,595) 99.4%		85,001,255
Other Assets and Liabilities 0.6%		476,021

Net Assets 100.0%		$85,477,276

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°

Security represents an Investment in a non-controlled affiliate. At September 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $505,000 and earned $14,166 of income for the period from July 1, 2009 to September 30, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $84,865,796. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,279,689 and $2,144,230, respectively, with a net unrealized appreciation of $135,459.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$17,488,552	$0	$17,488,552
Corporate debt securities	0	32,290,538	0	32,290,538
Debt securities issued by U.S. Treasury and U.S. government agencies	30,263,541	0	0	30,263,541
Other	0	1,169,248	0	1,169,248
Short-term investments	3,789,376	0	0	3,789,376

	$34,052,917	$50,948,338	$0	$85,001,255

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: November 25, 2009